short-term borrowings	12 Months Ended
Dec. 31, 2019
short-term borrowings
short-term borrowings

22   short-term borrowings

On July 26, 2002, one of our subsidiaries, TELUS Communications Inc., entered into an agreement with an arm’s-length securitization trust associated with a major Schedule I bank under which it is able to sell an interest in certain trade receivables up to a maximum of $500 million (2018 – $500 million). The term of this revolving-period securitization agreement ends December 31, 2021, and it requires minimum cash proceeds of $100 million from monthly sales of interests in certain trade receivables. TELUS Communications Inc. is required to maintain a credit rating of at least BB (2018 – BB) from DBRS Limited or the securitization trust may require the sale program to be wound down prior to the end of the term.

Sales of trade receivables in securitization transactions are recognized as collateralized short-term borrowings and thus do not result in our de-recognition of the trade receivables sold. When we sell our trade receivables, we retain reserve accounts, which are retained interests in the securitized trade receivables, and servicing rights. As at December 31, 2019, we had sold to the trust (but continued to recognize) trade receivables of $124 million (2018 - $120 million). Short-term borrowings of $100 million (2018 – $100 million) are comprised of amounts advanced to us by the arm’s-length securitization trust pursuant to the sale of trade receivables.

As at December 31, 2019, TELUS Corporation has received a commitment letter for a $750 million unsecured, single-drawdown, non-revolving credit facility, maturing one year from the completion of documentation, which is to be used for general corporate purposes. The facility will be available upon completion of documentation and satisfaction of conditions precedent; once available, we will have 30 days to draw upon the facility, after which time the undrawn committed amount will be cancelled. As at February 13, 2020, documentation had not been completed. The credit facility bears interest at prime rate or bankers’ acceptance rate (as such terms are used or defined in the credit facility), plus applicable margins; representations, warranties and covenants generally will not differ from those of the existing TELUS Corporation credit facility (see Note 26(d)).

The balance of short-term borrowings (if any) is comprised of amounts drawn on our bilateral bank facilities.